Discontinued operation, Disposal of SUSE Business - Inflow of Cash and Cash Equivalents (Details) - USD ($) $ in Millions		12 Months Ended			18 Months Ended
	Mar. 15, 2019	Oct. 31, 2020	Oct. 31, 2019	[1]	Oct. 31, 2018 [1]
Inflow of cash and cash equivalents on disposal of business [Abstract]
Investing cash flows generated from discontinued operation, net of cash disposed		$ 0.0	$ 2,473.5		$ 0.0
SUSE [Member]
Inflow of cash and cash equivalents on disposal of business [Abstract]
Disposal proceeds, less total costs to sell	$ 2,495.0
Cash disposed	(21.5)
Investing cash flows generated from discontinued operation, net of cash disposed	$ 2,473.5

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.